Schedule of Convertible Debt and Embedded Derivative Conversion (Details) - USD ($)		12 Months Ended
	Mar. 08, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Balance, December 31, 2020		$ 91,369	$ 127,491
Extinguished during the period	$ (52,904)		(90,264)
Re-issued during the period			120,295
Allocated to derivative
Accretion		19,943	34,586
Change in fair value of derivative			(81,713)
Conversion			(17,517)
Foreign currency translation change			(1,509)
Conversion		(111,312)
Balance, December 31, 2021			91,369
Host Debt Instrument [Member]
Short-Term Debt [Line Items]
Balance, December 31, 2020		11,027	48,033
Extinguished during the period			(60,213)
Re-issued during the period			120,295
Allocated to derivative			(120,295)
Accretion		19,943	34,586
Change in fair value of derivative
Conversion			(9,870)
Foreign currency translation change			(1,509)
Conversion		(30,970)
Balance, December 31, 2021			11,027
Embedded Conversion Feature [Member]
Short-Term Debt [Line Items]
Balance, December 31, 2020		80,342	79,458
Extinguished during the period			(30,051)
Re-issued during the period
Allocated to derivative			120,295
Accretion
Change in fair value of derivative			(81,713)
Conversion			(7,647)
Foreign currency translation change
Conversion		(80,342)
Balance, December 31, 2021			$ 80,342